Average Annual Total Returns		2 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Innovator Growth-100 Power Buffer ETF - November
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.71%	11.09%
Performance Inception Date	Oct. 31, 2024
Innovator Growth-100 Power Buffer ETF - November | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.71%	11.09%
Innovator Growth-100 Power Buffer ETF - November | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.70%	6.56%
Nasdaq-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.59%	21.02%
Nasdaq-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		22.68%	20.17%